Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Restricted cash
Restricted cash	$ 471,182	¥ 3,239,613	¥ 4,110,210